CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit (loss) for the year	$ (21,487)	$ 22,737	$ 73,223
Adjustments for:
Depreciation and amortization	78,285	42,700	40,259
Net financing expense	1,699	2,147	2,023
Loss from disposals of fixed and intangible assets	2	542	0
Loss (gain) on leases modification	119	56	(377)
Loss (gain) on sale of business unit	1,765	0	(982)
Share-based compensation and restricted shares	19,169	50,505	42,818
Tax (benefit) expense	2,503	19,688	(948)
Change in trade and other receivables	30,603	57,050	(11,676)
Change in trade and other payables	(43,077)	(100,145)	26,845
Change in employee benefits	(1)	(179)	(69)
Income taxes received	352	1,175	2,231
Income taxes paid	(8,721)	(14,784)	(3,185)
Interest received	8,016	2,103	496
Interest paid	(8,486)	(587)	(570)
Net cash provided by operating activities	60,741	83,008	170,088
CASH FLOWS FROM INVESTING ACTIVITIES
Change in pledged deposits, net	1,498	(213)	(11)
Payments on finance lease receivable	1,112	1,306	2,454
Repayment of long-term loans	51	0	0
Acquisition of fixed assets	(4,495)	(6,433)	(3,378)
Acquisition and capitalization of intangible assets	(15,126)	(8,750)	(4,966)
Proceeds from sale of business unit	0	1,180	415
Investment in shares	0	(25,000)	0
Acquisition of subsidiaries, net of cash acquired	0	(195,084)	(11,001)
Net cash used in investing activities	(16,960)	(232,994)	(16,487)
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of own shares	(9,518)	(86,048)	(6,643)
Proceeds from exercise of share options	233	2,205	1,370
Leases repayment	(17,262)	(12,018)	(10,009)
Issuance of shares, net of issuance cost	0	0	134,558
Receipt of long-term debt, net of transaction cost	0	98,917	0
Payment of financial liability	0	0	(2,414)
Net cash provided by (used in) financing activities	(26,547)	3,056	116,862
Net increase (decrease) in cash and cash equivalents	17,234	(146,930)	270,463
CASH AND CASH EQUIVALENTS AS OF THE BEGINNING OF YEAR	217,500	367,717	97,463
EFFECT OF EXCHANGE RATE FLUCTUATIONS ON CASH AND CASH EQUIVALENTS	(426)	(3,287)	(209)
CASH AND CASH EQUIVALENTS AS OF THE END OF YEAR	$ 234,308	$ 217,500	$ 367,717